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                                                                           IDS
                                                                  Intermediate
                                                                    Tax-Exempt
                                                                          Fund

                                                            1998 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)

(icon of) padlock

IDS Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

(This annual report includes a prospectus that describes in detail the Fund's objectives, investment strategies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                                            AMERICAN EXPRESS Financial Advisors


Distributed by American Express Financial Advisors Inc.

Why Suffer From a `Lack of Interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.


IDS INTERMEDIATE TAX-EXEMPT FUND

(This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               20
Federal Income Tax Information                          35


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p

Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              22p
Personalized Shareholder
  Information                                        24p
About the Company                                    25p
Quick Telephone Reference                            27p
Financial Highlights                                 28p
Appendix                                             29p


(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce



From the Portfolio Manager

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

Ongoing low inflation and heavy buying on the part of foreign investors provided solid support for the U.S. bond market during the past fiscal year. IDS Intermediate Tax-Exempt Fund took advantage of the positive trend, posting a 4.85% total return (Class A shares) for the 12 months -- December 1997 through November 1998. For shareholders, the bulk of the return came in the form of interest income.

At the outset of the period, financial markets throughout the world were trying to sort out the potential implications of a financial meltdown that occurred in Asia in October 1997. In the U.S., the prevailing view was that economic growth would suffer at least a modest slowdown, which in turn would ease upward pressure on inflation and, thus, interest rates. The result was a sharp but brief rally by the bond market.

Beginning in January, bonds basically treaded water until summer, when another outbreak of the "Asian flu" hit, this time in Russia and Latin America. Nervous investors again sought out the perceived safety of the U.S. bond market, creating a "flight to quality" rally through the end of September.

HUGE SUPPLY OF MUNICIPALS
Easily the biggest beneficiary of the rally were U.S. Treasury bonds, whose unequalled credit quality and liquidity attracted the great majority of investors' capital. Like all other sectors of the bond market, municipal issues experienced far less buying interest and, thus, less price appreciation than Treasuries. In addition, while domestic demand for municipals remained reasonably healthy, a tremendous supply of new issues also helped keep a lid on prices.

As for the structure of the Fund's portfolio, I reduced its duration somewhat during the period to guard against a potential rise in interest rates. (Duration, a function of the average maturity of the investments, determines how sensitive the Fund's value is to changes in interest rates. The longer the duration, the greater the sensitivity.) Also, to enhance the Fund's yield, I kept a modest exposure to below-investment-grade, or lower-quality, bonds. At period-end, such issues comprised about 11% of assets, which is roughly the level that I expect to maintain over the long term.

Looking to the new fiscal year, inflation remains remarkably subdued for an economy that has enjoyed an extended period of growth. Barring a substantial change in the inflation factor, I think intermediate and long-term interest rates are likely to be relatively stable in the months ahead, which in turn would sustain the favorable environment for bonds, municipals included.


Terry Fettig



(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                $ 5.14
Nov. 30, 1997                                                $ 5.09
Increase                                                     $ 0.05

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                  $ 0.19
From capital gains                                           $   --
Total distributions                                          $ 0.19
Total return*                                                +4.85%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                $ 5.14
Nov. 30, 1997                                                $ 5.09
Increase                                                     $ 0.05

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                  $ 0.15
From capital gains                                           $   --
Total distributions                                          $ 0.15

Total return*                                                +4.07%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                $ 5.13
Nov. 30, 1997                                                $ 5.09
Increase                                                     $ 0.04

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                  $ 0.20
From capital gains                                           $   --
Total distributions                                          $ 0.20

Total return*                                                +4.78%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.


IDS INTERMEDITATE TAX-EXEMPT FUND

(This  annual  report  is not  part  of the prospectus.)


The 10 Largest Holdings

                                                                             Percent                          Value
                                                                     (of net assets)           (as of Nov. 30, 1998)
Alaska  Industrial  Development & Exploration  Authority  Electric Power Revenue
Bonds Upper Lynn Canal Regional Power Series 1997 A.M.T.
5.00% 2002                                                                     2.55%                       $705,345

Sandoval  County New Mexico  Multi-family  Refunding  Revenue Bonds  Meadowlark
Apartments Series 1998B A.M.T.
6.38% 2001                                                                     2.18                         602,502

Chicago Illinois Unlimited Tax General Obligation
Refunding Revenue Bonds Series 1996B
6.00% 2002                                                                     2.00                         552,687

Houston Texas Water & Sewer System Prior Lien
Refunding Revenue Bonds Series 1992B
5.75% 2002                                                                     1.94                         535,890

New York State Dormitory Authority Health Care Facilities
Revenue Bonds Mental Health Services Facilities Series 1997B
5.00% 2002                                                                     1.87                         517,045

North Springs Florida Improvement Special Assessment
District Revenue Bonds Parkland Isles Series 1997B
6.25% 2005                                                                     1.86                         513,420

Long Beach Harbor California Revenue Bonds
Series 1993 A.M.T.
4.50% 2002                                                                     1.85                         512,865

Knox County Tennessee Unlimited Tax General
Obligation Bonds Series 1997
4.45% 2003                                                                     1.85                         512,730

Denver Colorado City & County Airport Revenue Bonds
Series 1996 A.M.T.
4.80% 2000                                                                     1.85                         511,125

Delaware County Pennsylvania Industrial Development
Authority Pollution Control Refunding Revenue Bonds
Series 1997A
5.30% 2001                                                                     1.84                         510,375

Note:  Certain of the Fund's investment income may be subject to the Alternative
Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in securities" herein.

(icon of) pie chart
                                    The 10 holdings listed here

                                    make up 19.79% of net assets



(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


IDS INTERMEDIATE TAX-EXEMPT FUND

(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in IDS Intermediate Tax-Exempt Fund


$20,000





$10,000                                                                  $10,403
                                        Lehman Brothers             Intermediate
                                       Municipal 3-Year          Tax-Exempt Fund
                                             Bond Index                  Class A

$9,500



12/1/96    2/97     5/97     8/97     11/97     2/98     5/98    8/98     11/98

 Average annual total return (as of Nov. 30, 1998)

                               1 year              Since inception*
 Class A                       -0.39%                   +2.43%
 Class B                       +0.07%                   +2.35%
 Class Y                       +4.78%                   +5.06%

*Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 11/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $724. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal 3-year Bond Index. In comparing Intermediate Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal 3-year Bond Index is an unmanaged index made up of a representative list of general obligation, revenue and prerefunded bonds that have an approximate maturity of three years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. However, the securities used to create the index may not be representative of the bonds held in Intermediate Tax-Exempt Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

The  financial   statements   contained  in  Post-Effective   Amendment  #45  to
Registration Statement No. 2-57328 filed on or about January 27, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions.

IDS Intermediate Tax-Exempt Fund
Fiscal year ended Nov. 30, 1998

Class A

Exempt-interest distributions -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.01525
Jan. 28, 1998                                                    0.01654
Feb. 26, 1998                                                    0.01609
March 26, 1998                                                   0.01463
April 28, 1998                                                   0.01762
May 27, 1998                                                     0.01496
June 25, 1998                                                    0.01540

July 27, 1998                                                    0.01682
Aug. 26, 1998                                                    0.01551
Sept. 24, 1998                                                   0.01543
Oct. 26, 1998                                                    0.01685
Nov. 24, 1998                                                    0.01535
Total distributions                                             $0.19045

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1998

Class B

Exempt-interest distributions -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.01199
Jan. 28, 1998                                                    0.01303
Feb. 26, 1998                                                    0.01302
March 26, 1998                                                   0.01168
April 28, 1998                                                   0.01416
May 27, 1998                                                     0.01190
June 25, 1998                                                    0.01234
July 27, 1998                                                    0.01343
Aug. 26, 1998                                                    0.01234
Sept. 24, 1998                                                   0.01236
Oct. 26, 1998                                                    0.01344
Nov. 24, 1998                                                    0.01229
Total distributions                                             $0.15198

Class Y

Exempt-interest distributions -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.01575
Jan. 28, 1998                                                    0.01714
Feb. 26, 1998                                                    0.01651
March 26, 1998                                                   0.01498
April 28, 1998                                                   0.01822
May 27, 1998                                                     0.01526
June 25, 1998                                                    0.01602
July 27, 1998                                                    0.01752
Aug. 26, 1998                                                    0.01615
Sept. 24, 1998                                                   0.01605
Oct. 26, 1998                                                    0.01749
Nov. 24, 1998                                                    0.01599
Total distributions                                             $0.19708


IDS INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Source of distributions
Distributions during the fiscal year ended Nov. 30, 1998, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


(This annual report is not part of the prospectus.)     ANNUAL REPORT -- 1998

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1998 are listed below.

Alabama                                  1.468
Alaska                                   4.797
Arizona                                  0.665
Arkansas                                 0.161
California                               5.226
Colorado                                 3.343
Connecticut                              1.271
Florida                                  6.101
Georgia                                  1.603
Hawaii                                   0.311
Illinois                                 7.416
Indiana                                  1.392
Iowa                                     0.760
Kansas                                   0.771
Louisiana                                2.491
Maine                                    0.405
Massachusetts                            0.923
Michigan                                 4.828
Minnesota                                3.469
Mississippi                              1.248
Missouri                                 1.910
Montana                                  0.750
Nevada                                   1.769
New Hampshire                            0.392
New Mexico                               3.768
New York                                 7.362
North Carolina                           0.422
North Dakota                             1.773
Ohio                                     4.274
Oklahoma                                 1.083
Oregon                                   0.227
Pennsylvania                             5.949
Rhode Island                             0.808
South Carolina                           0.291
South Dakota                             0.968
Tennessee                                1.890
Texas                                    9.080
Utah                                     2.443
Virginia                                 0.866
Washington                               2.145
West Virginia                            0.405
Wisconsin                                2.226
Wyoming                                  0.550

IDS INTERMEDIATE TAX-EXEMPT FUND (This annual report is not part of the prospectus.)

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                                                                S-6355 D (1/99)

IDS Intermediate Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.